Basis of Presentation of the Consolidated Financial Statements - Ownership (Detail)					6 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Oct. 22, 2020	Sep. 22, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of Ownership	82.30%	75.18%			100.00%
Enel Brasil S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of Ownership					100.00%
Luz de Angra Energa S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						51.00%	51.00%
Percentage of Ownership				51.00%		51.00%	51.00%
Enel Uruguay S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						100.00%	100.00%
Percentage of Ownership						100.00%	100.00%
Central Dock Sud S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						70.24%	70.24%
Percentage of Ownership						70.24%	70.24%
Compania de Transmision del Mercosur S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						100.00%	100.00%
Percentage of Ownership						100.00%	100.00%
Distrilec Inversora S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership						51.50%	51.50%
Percentage of Ownership						51.50%	51.50%
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						99.45%	99.45%
Percentage of Ownership						99.45%	99.45%
Enel Generacion El Chocon S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						67.67%	67.67%
Percentage of Ownership						67.67%	67.67%
Hidroinvest S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership						41.94%	41.94%
Percentage of indirect ownership						54.76%	54.76%
Percentage of Ownership						96.70%	96.70%
Inversora Dock Sud S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership						57.14%	57.14%
Percentage of Ownership						57.14%	57.14%
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of Ownership						48.30%
Emgesa S.A. E.S.P. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership						48.48%	48.48%
Percentage of Ownership						48.48%	48.48%
Enel X Colombia S.A.S [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						100.00%	100.00%
Percentage of Ownership			100.00%			100.00%	100.00%
Bogota ZE S.A.S.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						100.00%	100.00%
Percentage of Ownership						100.00%	100.00%
Enel Peru S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership						100.00%	100.00%
Percentage of Ownership						100.00%	100.00%
Enel Generacion Piura S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						96.50%	96.50%
Percentage of Ownership						96.50%	96.50%
Compania Energetica Veracruz S.A.C [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership						100.00%	100.00%
Percentage of Ownership						100.00%	100.00%